Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory
Inventory	$ 6,666	$ 7,131
Amount of inventory recognized as expense	(8,800)	(8,500)	$ (8,500)
Inventory provisions	(573)	(702)	(752)
Reversals of inventory provisions	158	255	$ 218
Raw material, consumables
Inventory
Inventory	870	967
Work in progress
Inventory
Inventory	3,160	3,324
Finished products
Inventory
Inventory	$ 2,636	$ 2,840